Schedule of Contract Liabilities (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Other Liabilities Disclosure [Abstract]
Billings in advance of performance obligation under contracts	$ 591,441	$ 4,619,690	$ 537,604	$ 4,199,173	$ 5,474,175